Summary Of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator: Net loss allocable to Class A ordinary shares
Net income (loss)	$ (172,000)	$ 37,000
Proportionate share of net income (loss)	$ (68,740,000)
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	57,546,811	6,956
Weighted Average Number of Shares Outstanding, Diluted	57,546,811	6,956
Earnings Per Share, Basic	$ (1.19)	$ 129.24
Earnings Per Share, Diluted	$ (1.19)	$ 129.24
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Numerator: Net loss allocable to Class A ordinary shares
Net income (loss)			$ 8,779,014	$ (1,035,380)
Less: Allocation of net income (loss) to Class B ordinary shares			(1,755,803)	(232,904)
Proportionate share of net income (loss)			7,023,211	(802,476)
Numerator: Net loss allocable to Class B ordinary shares
Net income (loss)			8,779,014	(1,035,380)
Less: Allocation of net income (loss) to Class A ordinary shares			(7,023,211)	(802,476)
Proportionate share of net income (loss)			$ 1,755,803	$ (232,904)
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Common Class A [Member]
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic			34,500,000	29,112,329
Weighted Average Number of Shares Outstanding, Diluted			34,500,000	29,112,329
Earnings Per Share, Basic			$ 0.2	$ (0.03)
Earnings Per Share, Diluted			$ 0.2	$ (0.03)
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Common Class B [Member]
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic			8,625,000	8,449,315
Weighted Average Number of Shares Outstanding, Diluted			8,625,000	8,449,315
Earnings Per Share, Basic			$ 0.2	$ (0.03)
Earnings Per Share, Diluted			$ 0.2	$ (0.03)